Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities
Net income/(loss)	$ (180,695)	$ (129,601)
Increase/(Decrease) in accounts payable	11,828	4,230
Increase/(Decrease) in due to/from related parties	150,471	2,096
(Increase)/Decrease in accounts receivable/prepaid expenses	1,852	(1,853)
Net Cash Used in Operating Activities	(16,544)	(125,128)
Cash Flows from Investing Activities
Originations of loans
Repayments of loans
Net Cash Used in Investing Activities
Cash Flows from Financing Activities
Proceeds of issuance of common stock
Proceeds from issuance / (redemption) of unsecured bonds	(1,000)	45,000
Net Cash Provided by Financing Activities	(1,000)	45,000
Net Change in Cash	(17,544)	(80,128)
Cash at beginning of period	22,539	102,667
Cash at end of period	4,995	22,539
Cash paid during the period for:
Interest expense	23,417	20,691
Income taxes